Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	$ 68	$ 54	$ 57
Estimated aggregate future amortization expense of intangible assets for 2013	59
Estimated aggregate future amortization expense of intangible assets for 2014	59
Estimated aggregate future amortization expense of intangible assets for 2015	59
Estimated aggregate future amortization expense of intangible assets for 2016	59
Estimated aggregate future amortization expense of intangible assets for 2017	$ 59
Lower Limit
Finite-Lived Intangible Assets [Line Items]
Range of amortization life of intangible assets	15 years
Upper Limit
Finite-Lived Intangible Assets [Line Items]
Range of amortization life of intangible assets	30 years